UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06199

The Nottingham Investment Trust II
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                         (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922 with a copy to:
The Law Offices of John H. Lively & Associates, Inc.
 A Member Firm of the 1940 Act Law Group
 2041 West 141st Terrace, Suite 119
 Leawood, KS 66224

Date of fiscal year end: March 31

Date of reporting period: September 30, 2010

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2010
September 30, 2010
(Unaudited)

Fixed Income Trust

INSTITUTIONAL CLASS SHARES
INVESTOR CLASS SHARES

This report and the financial statements contained herein are submitted for the general information of the shareholders of The EARNEST Partners Fixed Income Trust (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution.  The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor:  Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC  27603, Phone 1-800-773-3863.

Statements in the Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the EARNEST Partners Fixed Income Trust (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements.  No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements, including, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, and market sector risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.earnestpartners.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.earnestpartners.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the period by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2010.

For More Information on Your EARNEST Partners Fixed Income Trust:

                  See Our Web site @ www.earnestpartners.com
                                    or
                  Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments.  Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class Shares	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Actual	$1,000.00	$1,061.50	$2.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$2.03
* Expenses are equal to the Fund’s expense ratio (0.40%) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

Investor Class Shares	Beginning Account Value August 16, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period**
Actual	$1,000.00	$1,006.40	$0.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.81	$0.83
** Expenses are equal to the Fund’s expense ratio (0.65%) multiplied by the average account value over the period, multiplied by 46 (the number of days in the period) divided by 365 (to reflect the inital period).

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2010
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

UNITED STATES AGENCY & RELATED OBLIGATIONS - 40.03%
* Alter Barge Line Title XI	201,000	6.000%	3/1/2026	$240,651
* Ecuador Government AID Bond	24,390	7.050%	5/1/2015	27,500
Matson Navigation Co Inc Title XI	468,000	5.337%	9/4/2028	528,358
Perforadora Central SA de CV Title XI	255,071	5.240%	12/15/2018	288,814
Private Export Funding Corp	75,000	4.300%	12/15/2021	82,442
Reinauer Maritime Co LLC Title XI	544,000	5.875%	11/30/2026	628,244
Rowan Cos Inc Title XI	249,994	2.800%	10/20/2013	250,329
SBA Series 1992-20H	31,108	7.400%	8/1/2012	32,068
SBA Series 1995-20-L	46,706	6.450%	12/1/2015	49,562
SBA Series 1997-20A	32,903	7.150%	1/1/2017	35,924
SBA Series 1998-20B	107,639	6.150%	2/1/2018	117,637
SBA Series 1999-20I	107,939	7.300%	9/1/2019	120,049
SBA Series 2000-20K	289,528	7.220%	11/1/2020	319,187
SBA Series 2001-20A	206,098	6.290%	1/1/2021	225,072
SBA Series 2001-20K	349,707	5.340%	11/1/2021	377,589
SBA Series 2002-10B	97,810	5.300%	3/1/2012	99,793
SBA Series 2002-20H	128,299	5.310%	8/1/2022	139,064
SBA Series 2003-10B	101,013	3.390%	3/1/2013	102,905
SBA Series 2004-20D	142,978	4.770%	4/1/2024	154,276
SBA Series 2005-20B	203,742	4.625%	2/1/2025	219,757
SBA Series 2005-20L	126,375	5.390%	12/1/2025	139,399
SBA Series 2006-20H	135,590	5.700%	8/1/2026	152,746
SBA Series 2006-20K	448,312	5.360%	11/1/2026	497,765
SBA Series 2007-20A	142,843	5.320%	1/1/2027	158,613
SBA Series 2007-20G	91,812	5.820%	7/1/2027	102,078
SBA Series 2007-20I	146,013	5.560%	9/1/2027	164,088
SBA Series 2008-20A	155,077	5.170%	1/1/2028	172,499
SBA Series 2008-20C	173,107	5.490%	3/1/2028	192,553
SBA Series 2008-20D	164,802	5.370%	4/1/2028	184,804
SBA Series 2008-20E	104,911	5.490%	5/1/2028	117,368
SBA Series 2008-20I	180,079	5.600%	9/1/2028	201,801
SBA Series 2009-20C	89,943	4.660%	3/1/2029	98,859
SBA Series 2009-20F	137,075	4.950%	6/1/2029	151,872
Sterling Equipment Title XI	210,050	6.125%	9/28/2019	235,525
Tennessee Valley Authority	150,000	4.650%	6/15/2035	160,617

Total United States Agency & Related Obligations (Cost $6,285,039)				6,769,808

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.58%
Citigroup/Deutsche Bank CMT 2006-CD3 AJ	655,000	5.688%	10/15/2048	487,807
JP Morgan Chase CMS 2006-CB17 A3	300,000	5.450%	12/12/2043	314,876
Merrill Lynch/Countrywide CMT 2006-3 AM	320,000	5.456%	7/12/2046	309,712

Total Commercial Mortgage-Backed Securities (Cost $1,178,754)				1,112,395
				(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares or	Coupon /	Maturity	Value
		Principal	Discount Rate	Date	(Note 1)

MORTGAGE-BACKED SECURITIES - 23.51%
	Fannie Mae Grantor Trust 2001-T2 A	26,499	5.780%	11/25/2010	$26,494
	Fannie Mae Pool #745275	181,616	5.000%	2/1/2036	191,985
	Fannie Mae Pool #874210	124,291	5.260%	1/1/2025	136,953
	Fannie Mae Pool #888829	57,763	5.832%	6/1/2037	63,694
	Fannie Mae Pool #926050	182,397	5.000%	4/1/2038	192,145
	Fannie Mae Pool #931293	123,879	6.000%	6/1/2039	134,615
	Fannie Mae Pool #958736	154,689	4.940%	5/1/2019	174,510
	Fannie Mae Pool #AA3414	164,598	4.500%	3/1/2039	171,621
	Fannie Mae Pool #AB1152	169,355	4.000%	6/1/2025	177,354
*	Fannie Mae Pool #AD0166	148,145	4.875%	8/1/2019	165,717
*	Fannie Mae Pool #AD0342	148,360	4.639%	10/1/2019	163,188
	Fannie Mae Pool #AD0786	198,863	4.501%	1/1/2020	220,301
	Fannie Mae Pool #AD0910	174,300	4.601%	4/1/2020	193,035
	Fannie Mae Pool #AD1608	339,244	4.000%	2/1/2025	355,267
	Fannie Mae Pool #AD1656	167,598	4.500%	3/1/2040	174,723
*	Federal Agricultural Mortgage Corp	257,561	6.765%	4/25/2013	274,707
*	FHA Downtowner Apts	12,968	8.375%	11/1/2011	13,045
*	FHA Reilly #046	9,834	6.513%	6/1/2014	9,680
*	FHA USGI #87	32,036	7.430%	8/1/2023	32,196
	Ginnie Mae II pool #3665	345,643	5.500%	1/20/2035	372,804
*	Ginnie Mae II pool #4441	190,524	5.000%	5/20/2039	202,869
	Ginnie Mae Trust 2005-32 B	170,507	4.385%	8/16/2030	173,316
	Ginnie Mae Trust 2006-8 A	11,118	3.942%	8/16/2025	11,215
	Ginnie Mae Trust 2009-114 A	148,149	3.103%	12/16/2038	154,463
	Ginnie Mae Trust 2009-27 B	175,000	4.353%	2/16/2041	189,501

Total Mortgage-Backed Securities (Cost $3,796,078)					3,975,398

CORPORATE OBLIGATIONS - 27.02%

Financials - 6.21%
	Ally Financial Inc	175,000	6.875%	8/28/2012	182,284
	Provident Cos Inc	375,000	7.000%	7/15/2018	410,488
	USB Capital IX	275,000	6.189%	12/29/2049	215,875
	Wachovia Capital Trust III	275,000	5.800%	3/15/2042	241,313
					1,049,960
Industrials - 15.83%
	American Airlines Pass Through Trust 2001-01	344,419	6.977%	5/23/2021	292,756
*	Burlington Northern & Santa Fe Railway 1998-CTR	212,330	6.230%	7/2/2018	245,914
	Continental Airlines Inc	264,409	7.707%	4/2/2021	283,578
	CSXT TRUST 1998 A	300,000	6.550%	6/15/2013	334,060
	CVS Pass-Through Trust	181,561	6.036%	12/10/2028	192,123

					(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2010
	Shares or	Coupon /	Maturity	Value
	Principal	Discount Rate	Date	(Note 1)

Industrials - (continued)
* Federal Express Corp 1999 Pass Through Trust	105,043	7.650%	1/15/2022	$138,252
Ford Motor Credit Co LLC	250,000	7.375%	2/1/2011	254,631
GATX Financial Corp	500,000	6.273%	6/15/2011	512,788
Pulte Group Inc	325,000	5.250%	1/15/2014	325,812
* Union Pacific Railroad Co 2001 Pass Through Trust	79,882	6.630%	1/27/2022	97,049
				2,676,963
Utilities - 4.98%
Commonwealth Edison Co	200,000	5.900%	3/15/2036	223,023
FPL Group Capital Inc	200,000	6.350%	10/1/2066	190,000
Nevada Power Co	375,000	5.875%	1/15/2015	430,014
				843,037

Total Corporate Obligations (Cost $4,418,069)				4,569,960

INVESTMENT COMPANY - 1.63%
§ Dreyfus Treasury Cash Management, 0.01%	275,101			275,101

Total Investment Company (Cost $275,101)				275,101

Total Value of Investments (Cost $15,953,041) - 98.77%				$16,702,662

Other Assets Less Liabilities - 1.23%				208,293

Net Assets - 100%				$16,910,955

§ Represents 7 day effective yield
* Securities valued using Matrix System (note 1)

Summary of Investments by Category
		% of Net
Category		Assets	Value
United States Agency & Related Obligations		40.03%	$6,769,808
Commercial Mortgage-Backed Securities		6.58%	1,112,395
Mortgage-Backed Securities		23.51%	3,975,398
Corporate Obligations		27.02%	4,569,960
Investment Company		1.63%	275,101
Total		98.77%	$16,702,662

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2010

Assets:
Investments, at value (cost $15,953,041)	$16,702,662
Receivables:
Fund shares sold	10,883
Dividends and interest	184,138
Prepaid expenses
Administration fees	504
Fund accounting fees	3,007
Compliance service fees	657
Other expenses	19,859
Due from affiliates:
Advisor (note 2)	11,235

Total assets	16,932,945

Liabilities:
Payables:
Fund shares repurchased	13,457
Distributions	3,285
Accrued expenses	5,248

Total liabilities	21,990

Net Assets	$16,910,955

Net Assets Consist of:
Capital	$17,920,927
Accumulated net investment loss	(10,871)
Accumulated net realized loss on investments	(1,748,722)
Net unrealized appreciation on investments	749,621

Total Net Assets	$16,910,955

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,477,490
Net Assets	16,906,931
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.44

Investor Class Shares outstanding, no par value (unlimited authorized shares)	403
Net Assets	4,024
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.97

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2010

Investment Income:
Interest	$428,468
Dividends	11
Other Income	53

Total Income	428,532

Expenses:
Advisory fees (note 2)	39,272
Administration fees (note 2)	12,123
Transfer agent fees (note 2)	10,503
Fund accounting fees (note 2)	15,519
Compliance service fees (note 2)	3,885
Custody fees (note 2)	2,748
Distribution and service fees - Investor Class Shares (note 3)	1
Registration and filing administration fees (note 2)	2,041
Legal fees	5,014
Audit and tax preparation fees	6,769
Registration and filing expenses	2,626
Printing expenses	150
Trustee fees and meeting expenses	2,306
Securities pricing fees	8,372
Chief compliance officer fees	6,769
Other operating expenses	7,021

Total Expenses	125,119

Expenses reimbursed by advisor (note 2)	(50,865)
Advisory fees waived (note 2)	(39,272)

Net Expenses	34,982

Net Investment Income	393,550

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	58,626
Change in unrealized appreciation on investments	597,568

Realized and Unrealized Gain on Investments	656,194

Net Increase in Net Assets Resulting from Operations	$1,049,744

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

	September 30,	March 31,
For the six month period and fiscal year ended	2010 (a)	2010

Operations:
Net investment income	$393,550	$795,777
Net realized gain (loss) from investment transactions	58,626	(299,727)
Change in unrealized appreciation on investments	597,568	2,314,114

Net Increase in Net Assets Resulting from Operations	1,049,744	2,810,164

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares	(404,386)	(848,236)
Investor Class Shares	(36)	-

Decrease in Net Assets Resulting from Distributions	(404,422)	(848,236)

Capital Share Transactions: (note 6)
Institutional Class Shares
Shares sold	1,096,674	3,565,320
Reinvested dividends and distributions	391,852	831,554
Shares repurchased	(2,103,623)	(2,557,127)
Investor Class Shares
Shares sold	4,000	-
Reinvested dividends and distributions	36	-
Shares repurchased	-	-

(Decrease) Increase from Capital Share Transactions	(611,061)	1,839,747

Net Increase in Net Assets	34,261	3,801,675

Net Assets:
Beginning of Period	16,876,694	13,075,019
End of Period	$16,910,955	$16,876,694

Undistributed Net Investment Income	$-	$-

(a) Unaudited

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
six month period or fiscal year ended	2010 (a)		2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$11.03		$9.68	$10.51	$10.61	$10.41	$10.63

Income (Loss) from Investment Operations
Net investment income	0.25		0.55	0.55	0.52	0.49	0.44
Net realized and unrealized
gain (loss) on securities	0.42		1.38	(0.84)	(0.09)	0.21	(0.19)

Total from Investment Operations	0.67		1.93	(0.29)	0.43	0.70	0.25

Less Distributions:
Dividends (from net investment income)	(0.26)		(0.58)	(0.54)	(0.53)	(0.50)	(0.47)

Total Distributions	(0.26)		(0.58)	(0.54)	(0.53)	(0.50)	(0.47)

Net Asset Value, End of Period	$11.44		$11.03	$9.68	$10.51	$10.61	$10.41

Total Return (e)	6.15%	(c)	20.28%	(2.79)%	4.16%	6.84%	2.36%

Net Assets, End of Period (in thousands)	$16,907		$16,877	$13,075	$34,652	$44,403	$32,012

Average Net Assets for the Period (in thousands)	$17,406		$15,591	$25,623	$41,949	$37,799	$37,536

Ratios of:
Gross Expenses to Average Net Assets (d)	1.43%	(b)	1.56%	1.14%	0.94%	0.95%	0.96%
Net Expenses to Average Net Assets (d)	0.40%	(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income to Average Net Assets	4.51%	(b)	5.10%	5.23%	4.86%	4.66%	4.10%

Portfolio turnover rate	11.07%	(c)	28.62%	23.61%	19.38%	26.51%	28.13%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements							(Continued)

EARNEST Partners Fixed Income Trust

Financial Highlights
	Investor Class Shares
For a share outstanding during the	September 30,
six month period ended	2010 (a)(b)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.05
Net realized and unrealized
gain on securities	0.01

Total from Investment Operations	0.06

Less Distributions:
Dividends (from net investment income)	(0.09)

Total Distributions	(0.09)

Net Asset Value, End of Period	$9.97

Total Return (d)(e)	0.64%

Net Assets, End of Period (in thousands)	$4

Average Net Assets for the Period (in thousands)	$4

Ratios of:
Gross Expenses to Average Net Assets (f)	1.68%	(c)
Net Expenses to Average Net Assets (f)	0.65%	(c)
Net Investment Income to Average Net Assets	4.10%	(c)

Portfolio turnover rate	11.07%	(d)

(a) For the period from August 16, 2010 (Date of Initial Public Investment) to September 30, 2010.
(b) Unaudited.
(c) Annualized.
(d) Not annualized.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

1.	Organization and Significant Accounting Policies

EARNEST Partners Fixed Income Trust (the “Fund”) is a series fund.  The Fund is a series portfolio of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 15, 1991.  The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities.

The Board of Trustees of the Trust approved, on June 29, 2010, a plan to authorize a new class of shares for the Fund designated as Investor Class Shares.  On August 16, 2010, the Investor Class Shares became effective.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Investor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Investor Class Shares are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The financial statements include securities valued at $1,610,768 (9.52% of net assets) whose values have been estimated using a method approved by the Trust’s Board of Trustees.  Such securities are valued using a matrix pricing system which considers the yields of securities of comparable price, yield, yield curve, maturity, and relative risk, especially the current market yields of U.S. Treasury securities with similar remaining years to maturity.  The value for the security is then periodically recalibrated by use of an observable input such as a dealer quote.  The values estimated using the matrix pricing system may differ from the values that would have resulted from actual purchase and sale transactions.
(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
US Agency & Related Obligations	$6,687,366	$-	$6,687,366	$-
Commercial Mortgage-Backed Securities	1,112,395	-	1,112,395	-
Mortgage-Backed Securities	3,975,398	-	3,920,477	54,921
Corporate Obligations	4,652,402	-	4,652,402	-
Investment Company	275,101	-	275,101	-
Total	$16,702,662	$-	$16,647,741	$54,921

The following is a reconciliation of Level 3 investments in securities noted above:

Description	Level 3 Reconciliation
Balance, beginning of period	$ 65,479
Accrued discounts (premiums)	(18)
Realized gain (loss)	(54)
Change in unrealized appreciation (depreciation)	845
Net purchases (sales)	(11,331)
Balance, end of period	$ 54,921

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income at the end of each month.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Other Service Providers

Advisor
The Fund pays a monthly advisory fee to EARNEST Partners, LLC (the “Advisor”) based upon the average daily net assets of the Fund and is calculated at the annual rate as shown in Schedule A.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.40% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2011.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund’s total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 0.40% as described above.  As of September 30, 2010, the recapturable reimbursed expense amounts are as follows for the fiscal years ended 2008, 2009 and 2010: $227,427, $189,497 and $181,398, respectively.  These amounts are set to expire in 2011, 2012, and 2013, respectively.  The expense limitation percentage, as well as the advisory fees waived and expenses reimbursed for the six month period ended September 30, 2010, are included in Schedule A provided in the following table.

Schedule A: Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	0.45%	0.40%	$39,272	$50,865

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

Administrator
The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rate shown in Schedule B provided below, which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is included in Schedule B provided below.

Schedule B: Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
On all assets	0.125%	First $100 million	0.020%	$2,250	On all assets	0.01%	$160 per state
		Over $100 million	0.009%	$750 (3)			per class
(1)	Subject to minimum fees of $2,000 per month.
(2)	Subject to minimum fees of $400 per month.
(3)	For each additional class.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  It receives compensation for this service at an annual rate of $7,750.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  It receives compensation for its services at a rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, the Transfer Agent, or the Distributor.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Investor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Class Shares or servicing of Investor Class shareholder accounts. For the six month period ended September 30, 2010, $1 in fees were incurred by the Distributor.

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below.  Purchases and proceeds from sales of U.S. Government obligations are included in the totals of Purchases of Securities and Proceeds from Sales of Securities below and also broken out separately for your convenience:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
September 30, 2010	$1,819,162	$2,643,991	$1,642,068	$1,767,532

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2008, 2009, and 2010 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended September 30, 2010, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

Distributions from ordinary income during the six month period and fiscal year ended were characterized for tax purposes as follows:

	September 30, 2010	March 31, 2010(a)	March 31, 2009(a)
Institutional Class Shares	$404,386	$848,236	$1,322,473
Investor Class Shares	$ 36	-	-
  (a)audited

At September 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$15,953,041

Unrealized Appreciation	$1,039,195
Unrealized Depreciation	(289,574)
Net Unrealized Appreciation	749,621

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements (Unaudited)

6.	Capital Share Transactions

For the six month period or fiscal year ended
	Institutional Class Shares		Investor Class Shares
	September 30, 2010	March 31, 2010(a)	September 30, 2010	March 31, 2010(a)
Transactions in Capital Shares			400	-
Shares sold	97,408	349,038
Reinvested distributions	34,673	77,819	3	-
Shares repurchased	(184,544)	(248,320)	-	-
Net (Decrease) Increase in Capital Shares	(52,463)	178,537	403	-
Shares Outstanding, Beginning of Period	1,529,953	1,351,416	-	-
Shares Outstanding, End of Period	1,477,490	1,529,953	403	-
(a) audited.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects that risk of loss to be remote.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement between the Advisor and the Trust.  At the annual meeting of the Trust’s Board of Trustees on September 15, 2010, the Trustees unanimously approved the renewal of the Investment Advisory Agreement upon the terms and for the compensation described therein.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the continuation of the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s commencement of operations (including research and recommendations with respect to portfolio securities), its procedures for formulating investment decisions and assuring compliance with the Fund’s investment objectives and limitations and its efforts to promote the Fund and grow the Fund’s assets.  The Trustees noted that one employee of the Advisor served as an officer of the Trust, which includes service as a principal executive officer with respect to the Fund, without additional compensation.  After reviewing the foregoing information and further information in the materials provided by the Advisor (e.g., descriptions of the Advisor’s business, the experience and education of the Fund’s portfolio managers, and the Advisor’s compliance program, and a copy of the Advisor’s Form ADV), the Board of Trustees concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Advisor was satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Lipper category averages).  The Trustees noted that the Fund had generally outperformed its peers during the short and medium-term periods and performed comparably to its peers during the long-

(Continued)

term period.  The Trustees also noted that the Fund had outperformed its category average during the short, medium, and long-term periods.  The Trustees also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Fund, the Trustees considered the Advisor’s staffing, personnel, and methods of operating the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; the overall expenses of the Fund in light of the Fund’s expense limitation arrangement with the Advisor, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund; and the nature and frequency of advisory fee payments.  The Trustees reviewed the Advisor’s financial statements and considered the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including the ability to place small accounts into the Fund.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  The Trustees determined that while the Fund’s management fee was lower than some of the specifically identified comparable funds and higher than others, it was lower than the category average.  The Trustees also determined that the Fund’s net expense ratio was lower than or about the same as the comparable funds and lower than the category average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded, in light of all the facts and circumstances, that the fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected a charge that was within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with its Advisor involved both the management fee and the expense limitation arrangement.  The Trustees considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement.  The Trustees noted that the Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Fund’s expenses fell below the cap set by the arrangement.  Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Fund’s asset level, expectations for growth, and levels of fees, the Board of Trustees determined, in light of all the facts and circumstances, that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the expense limitation arrangement would continue to provide potential savings for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and the Advisor’s performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees noted that the Fund’s fixed income portfolio transactions were normally principal transactions executed in over-the-counter markets on a “net” basis.  The Trustees considered the anticipated portfolio turnover rate for the Fund and the basis for selecting and evaluating the broker-dealers used.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or other accounts of the Advisor; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trustees, including a majority of the Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the renewal of the Investment Advisory Agreement for the Fund upon the terms and for the compensation described therein.

EARNEST Partners Fixed Income Trust
is a series of
The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services, LLC	EARNEST Partners, LLC
116 South Franklin Street	1180 Peachtree Street, Suite 2300
Rocky Mount, North Carolina 27804	Atlanta, Georgia 30309

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-322-0068

World Wide Web @:	World Wide Web @:

ncfunds.com	earnestpartners.com

Semi-Annual Report 2010
September 30, 2010
(Unaudited)

Small Company Fund
International Equity Fund
Mid-Cap Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the “Funds”).  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

Distributor:  Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC  27603, Phone 1-800-773-3863.

Table of Contents

Fund Expense Example	4
Small Company Fund	5
International Equity Fund	8
Mid-Cap Fund	12
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	20

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Brown Capital Management Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for  future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, including, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Funds are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, and portfolio turnover risk.  In addition to the risks above, which are applicable to all the Funds, the Small Company Fund has small companies risk; the International Equity Fund has foreign securities risk; and the Mid-Cap Fund has mid-cap companies risk.  More information about these risks can be found in the Funds’ prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.browncapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing.  The prospectus contains these and other information about the Funds.  A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226.  The prospectus should be read carefully before investing.

Regarding the Brown Capital Management International Equity Fund and Mid-Cap Fund:

Stated performance in the Funds was achieved at some or all points during the period by waiving or reimbursing part of those Funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2010.

For More Information on Your Brown Capital Management (BCM) Mutual Funds:

See Our Website @ www.browncapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

Fund Expenses (Unaudited)
As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Examples	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period*
Small Company Fund
Actual	$1,000.00	$1,037.60	$6.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.97
International Equity Fund
Actual	$1,000.00	$993.70	$10.00
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10
Mid-Cap Fund
Actual	$1,000.00	$1,038.80	$6.64
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58

* Expenses are equal to the Funds’ annualized expense ratio (1.18% for the Small Company Fund, 2.00% for the International Equity Fund and 1.30% for the Mid-Cap Fund) multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six months) divided by 365 (to reflect the semi-annual period).

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 96.42%

Business Services - 17.45%
*	ACI Worldwide, Inc.	760,680	$17,031,625
	Balchem Corp.	757,517	23,376,975
*	Concur Technologies, Inc.	389,052	19,234,731
*	Diodes, Inc.	1,046,328	17,881,745
ß	Dynamic Materials Corp.	980,161	14,839,638
*ß	IRIS International, Inc.	1,813,642	17,410,963
*	Nuance Communications, Inc.	780,420	12,205,769
*ß	PROS Holdings, Inc.	1,730,877	16,062,539
			138,043,985
Consumer Related - 12.19%
*	Dolby Laboratories, Inc.	304,400	17,292,964
*	DTS, Inc.	581,483	22,195,206
*	Green Mountain Coffee Roasters, Inc.	807,201	25,176,599
*	Hittite Microwave Corp.	341,906	16,291,821
	PetMed Express, Inc.	882,231	15,439,042
			96,395,632
Industrial Products & Systems - 18.29%
*	ANSYS, Inc.	444,616	18,785,026
	CARBO Ceramics, Inc.	303,314	24,568,434
	Cognex Corp.	620,285	16,629,841
*	Dionex Corp.	138,540	11,975,398
*	FEI Co.	850,754	16,649,256
*	FLIR Systems, Inc.	678,982	17,449,837
*ß	Measurement Specialties, Inc.	1,151,930	21,287,666
	Sun Hydraulics Corp.	614,626	17,326,307
			144,671,765
Information/Knowledge Management - 22.59%
*	Accelrys, Inc.	2,539,892	17,677,648
	American Software, Inc. Cl. A.	1,128,693	6,659,289
	Blackbaud, Inc.	805,798	19,371,384
*	Manhattan Associates, Inc.	541,208	15,884,455
*	Medidata Solutions, Inc.	451,920	8,676,864
*	Netscout Systems, Inc.	1,073,384	22,015,106
	NIC, Inc.	2,397,837	19,878,069
	Quality Systems, Inc.	300,673	19,937,627
*	Rovi Corp.	525,560	26,493,479
*	Tyler Technologies, Inc.	1,098,196	22,139,631
			178,733,552

			(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Medical/Health Care - 19.30%
	*	Abaxis, Inc.	850,767	$19,652,718
	*	Affymetrix, Inc.	776,455	3,540,635
	*	Bruker Corp.	568,600	7,977,458
		Cantel Medical Corp.	478,753	7,755,798
	*	Gen-Probe, Inc.	419,695	20,338,420
	*	Immucor, Inc.	1,006,198	19,952,906
	*ß	Kensey Nash Corp.	618,374	17,864,825
	*	MedAssets, Inc.	819,627	17,244,952
		Meridian Bioscience, Inc.	1,078,329	23,583,055
		Techne Corp.	239,163	14,763,532
				152,674,299
	Pharmaceuticals - 6.60%
	*	Albany Molecular Research, Inc.	550,413	3,511,635
	*	Human Genome Sciences, Inc.	130,874	3,898,736
	*	Incyte Corp. Ltd.	431,570	6,900,804
	*	Kendle International, Inc.	459,962	4,286,846
		Medicis Pharmaceutical Corp.	262,570	7,785,201
	*	Neogen Corp.	763,299	25,837,671
				52,220,893

		Total Common Stocks (Cost $552,639,019)		762,740,126

INVESTMENT COMPANY - 3.33%
	§	Dreyfus Cash Management, 0.21%	26,342,882	26,342,882

		Total Investment Company (Cost $26,342,882)		26,342,882

Total Value of Investments (Cost $578,981,901) - 99.75%				$789,083,008

Other Assets Less Liabilities - 0.25%				1,993,170

	Net Assets - 100%			$791,076,178

*	Non-income producing investment
§	Represents 7 day effective yield.
ß	Affiliated company - The Fund owns greater than 5% of this security. See Note 1 for more information.

				(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Business Services	17.45%	$138,043,985
Consumer Related	12.19%	96,395,632
Industrial Products & Systems	18.29%	144,671,765
Information/Knowledge
Management	22.59%	178,733,552
Medical/Health Care	19.30%	152,674,299
Pharmaceuticals	6.60%	52,220,893
Other	3.33%	26,342,882
Total	99.75%	$789,083,008

See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 99.07%

Australian Equity - 1.27%
	Redflex Holdings Ltd	60,926	$151,932
			151,932
Bermuda Equities - 3.95%
*	Nabors Industries Ltd	13,288	239,981
	Tyco International Ltd	6,358	233,530
			473,511
Canadian Equities - 6.14%
	Canadian Natural Resources Ltd	8,366	288,326
	Le Chateau Inc	15,700	203,708
	TMX Group Inc	7,938	243,872
			735,906
Chinese Equities - 4.92%
	Kingsoft Corp Ltd	272,000	144,433
	Peak Sport Products Co Ltd	334,000	245,370
	Ping An Insurance Group Co of China Ltd	19,600	200,069
			589,872
Egyptian Equity - 1.42%
*Ω	Orascom Telecom Holding SAE	39,206	170,193
			170,193
Finland Equity - 2.40%
	Kone OYJ	5,562	287,405
			287,405
French Equities - 6.92%
*µ	Flamel Technologies SA	15,285	110,664
	Meetic	9,705	306,978
	Neopost SA	2,033	151,312
	Sanofi-Aventis SA	3,911	260,614
			829,568
German Equity - 2.17%
*	Bayerische Motoren Werke AG	3,705	259,794
			259,794
Hong Kong Equities - 3.94%
	Chaoda Modern Agriculture Holdings Ltd	198,000	164,088
	Esprit Holdings Ltd	56,904	308,762
			472,850
Indian Equity - 3.13%
Ω	LIC Housing Finance Ltd	5,866	375,093
			375,093

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Irish Equities - 4.63%
	DCC PLC	8,627	$247,121
*µ	ICON PLC	7,924	171,317
	Total Produce PLC	280,222	137,157
			555,595
Israeli Equity - 2.12%
µ	Teva Pharmaceutical Industries Ltd	4,814	253,939
			253,939
Italian Equity - 2.43%
	Azimut Holding SpA	29,607	291,040
			291,040
Japanese Equities - 13.93%
	Asatsu-DK Inc	4,366	94,300
	Foster Electric Co Ltd	7,124	180,581
	Japan Tobacco Inc	107	356,209
	Mitsubishi Estate Co Ltd	16,700	271,675
	Rakuten Inc	388	283,992
	Sapporo Holdings Ltd	31,000	145,202
*	Yamaha Motor Co Ltd	22,490	337,578
			1,669,537
Korean Equity - 1.14%
µ	SK Telecom Co Ltd	7,802	136,301
			136,301
Luxembourg Equity - 2.30%
	Millicom International Cellular SA	2,871	275,473
			275,473
Mexican Equity - 2.02%
µ	Fomento Economico Mexicano SAB de CV	4,788	242,895
			242,895
Netherlands Equity - 1.78%
	Wolters Kluwer NV	10,184	213,827
			213,827
Singapore Equity - 2.59%
	UOB-Kay Hian Holdings Ltd	261,424	310,107
			310,107
South African Equity - 3.19%
µ	Sasol Ltd	8,555	383,178
			383,178

			(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
			Shares	Value (Note 1)

COMMON STOCKS - (Continued)

	Spanish Equity - 1.13%
	Grifols SA		9,446	$135,484
				135,484
	Swiss Equities - 10.34%
	Lindt & Spruengli AG		16	38,030
	Nestle SA		4,463	237,812
	Nobel Biocare Holding AG		12,371	222,249
	Roche Holding AG		1,502	205,169
	The Swatch Group AG		760	285,991
	* Transocean Ltd		3,900	250,731
				1,239,982
	Thailand Equity - 0.77%
	Thai Beverage Public Company Limited		444,000	92,845
				92,845
	United Kingdom Equities - 13.16%
	BAE Systems PLC		48,479	260,672
	Barclays PLC		59,491	279,980
	Diageo PLC		14,640	252,049
	* Management Consulting Group PLC		424,599	153,405
	* Management Consulting Group Rights Shares		18,463	-
	Reed Elsevier PLC		40,508	342,339
	* Southern Cross Healthcare Ltd		119,679	57,809
	United Business Media PLC		23,448	231,865
				1,578,119
	United States Equity - 1.28%
	Invesco Ltd		7,231	153,514
				153,514

	Total Common Stocks (Cost $10,732,878)			11,877,960

INVESTMENT COMPANY - 0.60%
	§ Dreyfus Cash Management, 0.21%		71,390	71,390

	Total Investment Company (Cost $71,390)			71,390

Total Value of Investments (Cost $10,804,268) - 99.67%				$11,949,350

Other Assets Less Liabilities - 0.33%				38,993

	Net Assets - 100%			$11,988,343

*	Non-income producing investment.	Ω	Global Depositary Receipt.
µ	American Depositary Receipt.	§	Represents 7 day effective yield.
				(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010

The following acronyms and abbreviations are used in this portfolio:

AG - Aktiengesellschaft (German & Switzerland)
NV - Naamloze Vennootschap (Dutch)
OYJ - Julkinen Osakeyhtiö (Finland)
PLC - Public Limited Company (Ireland & United Kingdom)
SA - Societe Anonyme (French, Spanish & Switzerland)
SAB de CV - Convertible Securities (Mexican)
SAE - Societe Anonyme Egyptienne (Egyptian)
SpA - Societa Per Azioni (Italian)

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	24.93%	$2,988,107
Consumer Staples	13.90%	1,666,287
Energy	9.69%	1,162,217
Financials	17.73%	2,125,351
Health Care	11.82%	1,417,244
Industrials	9.86%	1,182,132
Information Technology	6.29%	754,655
Telecommunication Services	4.85%	581,967
Other	0.60%	71,390
Total	99.67%	$11,949,350

See Notes to Financial Statements

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 97.24%

Consumer Discretionary - 14.67%
	Coach, Inc.	5,478	$235,335
*	Dick's Sporting Goods, Inc.	7,968	223,423
	Family Dollar Stores, Inc.	4,949	218,548
*	NVR, Inc.	152	98,425
	Staples, Inc.	7,444	155,728
	Starbucks Corp.	8,055	205,805
*	Toll Brothers, Inc.	5,869	111,628
	Tractor Supply Co.	9,252	366,934
			1,615,826
Consumer Staples - 3.72%
*	Hansen Natural Corp.	3,822	178,182
*	Whole Foods Market, Inc.	6,245	231,752
			409,934
Energy - 6.74%
*	Cameron International Corp.	10,118	434,670
	Diamond Offshore Drilling, Inc.	4,551	308,421
			743,091
Financials - 6.99%
	Factset Research Systems, Inc.	2,686	217,915
*	Stifel Financial Corp.	2,881	133,361
	T. Rowe Price Group, Inc.	3,781	189,296
	The Western Union Co.	12,974	229,251
			769,823
Health Care - 20.68%
*	Allscripts Healthcare Solutions, Inc.	12,322	227,587
*	Celgene Corp.	5,984	344,738
*	Covance, Inc.	6,387	298,848
*	IDEXX Laboratories, Inc.	3,933	242,745
	Meridian Bioscience, Inc.	9,475	207,218
*	Myriad Genetics, Inc.	7,792	127,867
*	Parexel International Corp.	10,904	252,209
μ	Shire PLC	3,420	230,098
*	St Jude Medical, Inc.	8,822	347,057
			2,278,367

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 18.58%
*	Copart, Inc.	5,503	$181,434
	Expeditors International of Washington, Inc.	4,576	211,549
	Fastenal Co.	4,097	217,919
*	FLIR Systems, Inc.	11,400	292,980
	Iron Mountain, Inc.	12,526	279,831
	JB Hunt Transport Services, Inc.	4,279	148,481
	MSC Industrial Direct Co.	3,025	163,471
*	Quanta Services, Inc.	17,293	329,950
*	Waters Corp.	3,125	221,188
			2,046,803
Information Technology - 22.24%
*	Akamai Technologies, Inc.	4,423	221,946
*	ANSYS, Inc.	4,243	179,267
	Blackbaud, Inc.	7,409	178,112
*	Concur Technologies, Inc.	3,047	150,644
*	Diodes, Inc.	15,028	256,828
*	FEI Co.	14,329	280,419
*	NetApp, Inc.	6,326	314,972
*	Netezza Corp.	5,117	137,903
*	Rovi Corp.	7,003	353,021
*	Trimble Navigation Ltd.	10,780	377,731
			2,450,843
Materials - 3.62%
	Ecolab, Inc.	4,345	220,465
	Sigma-Aldrich Corp.	2,962	178,846
			399,311

	Total Common Stocks (Cost $7,924,975)		10,713,998

INVESTMENT COMPANY - 1.96%
§	Dreyfus Cash Management, 0.21%	216,446	216,446

	Total Investment Company (Cost $216,446)		216,446

Total Value of Investments (Cost $8,141,421) - 99.20%			$10,930,444

Other Assets Less Liabilities - 0.80%			87,673

Net Assets - 100%			$11,018,117

			(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2010

*	Non-income producing investment
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronym is used in this portfolio:
PLC - Public Limited Company (British)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	14.67%	$1,615,826
	Consumer Staples	3.72%	409,934
	Energy	6.74%	743,091
	Financials	6.99%	769,823
	Health Care	20.68%	2,278,367
	Industrials	18.58%	2,046,803
	Information Technology	22.24%	2,450,843
	Materials	3.62%	399,311
	Other	1.96%	216,446
	Total	99.20%	$10,930,444

See Notes to Financial Statements

The Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
	Small Company	International		Mid-Cap
As of September 30, 2010	Fund	Equity Fund		Fund

Assets:
Unaffiliated investments, at cost	$489,061,977	$10,804,268		$8,141,421
Affiliated Investments, at cost	89,919,924	-		-
Unaffiliated Investments, at value (note 1)	$701,617,377	$11,949,350		$10,930,444
Affiliated Investments, at value (note 1)	87,465,631	-		-
Total investments, at value (note 1)	$789,083,008	$11,949,350		$10,930,444

Cash	-	40,028		-
Receivables:
Investments sold	129,034	171,788		24,533
Fund shares sold	2,116,278	5,126		43,176
Interest and dividends, at value (note 1)	205,240	13,654	*	4,665
Transaction losses	390	-		-
Prepaid expenses
Fund accounting fees	2,213	2,234		2,215
Compliance services fees	641	657		657
Other expenses	75,596	35,710		12,799
Due from Advisor (note 2)	-	109		8,428

Total Assets	791,612,400	12,218,656		11,026,917

Liabilities:
Payables:
Investments purchased	102,185	163,295		-
Fund shares repurchased	411,069	64,237		-
Accrued expenses
Advisory fees	4,084	-		-
Administration fees	9,414	-		4
Other expenses	9,470	2,781		8,796

Total Liabilities	536,222	230,313		8,800

Net Assets	$791,076,178	$11,988,343		$11,018,117

Net Assets Consist of:
Capital	586,710,559	13,097,875		9,322,701
Undistributed net investment loss	(2,662,392)	(35,898)		(28,976)
Undistributed net realized loss from investments
and foreign currency transactions	(3,073,096)	(2,218,854)		(1,064,631)
Unrealized appreciation of investments and
and foreign currency translations	210,101,107	1,145,220		2,789,023

Total Net Assets	$791,076,178	$11,988,343		$11,018,117
Shares Outstanding, no par value
(unlimited shares authorized)	20,917,890	1,259,494		675,021
Net Asset Value Per Share**	$37.82	$9.52		$16.32

* At Cost $13,516
**	Maximum Offering Price and Redemption Price per Share
See Notes to Financial Statements

The Brown Capital Management Funds

Statements of Operations
(Unaudited)
	Small Company	International	Mid-Cap
For the six month period ended September 30, 2010	Fund	Equity Fund	Fund

Investment Income:
Interest	$-	$-	$-
Dividends	1,738,732	196,679	36,028
Foreign tax withheld	-	(11,200)	-

Total Income	1,738,732	185,479	36,028

Expenses:
Advisory fees (note 2)	3,714,126	58,893	37,520
Administration fees (note 2)	409,015	12,033	12,033
Transfer agent fees (note 2)	85,244	10,404	9,703
Fund accounting fees (note 2)	50,678	14,126	14,037
Custody fees (note 2)	41,951	7,922	8,271
Compliance services fees (note 2)	3,885	3,885	3,885
Registration and filing administration fees (note 2)	4,305	3,396	3,289
Legal fees	5,014	5,014	5,014
Audit and tax preparation fees	6,769	6,769	6,769
Registration and filing expenses	29,549	3,947	11,410
Printing expenses	3,510	251	150
Trustees' fees and expenses	2,306	2,306	2,306
Securities pricing fees	2,006	6,017	2,306
Chief compliance officer fees	6,769	6,769	6,769
Other expenses	35,997	4,312	3,660

Total Expenses	4,401,124	146,044	127,122

Expenses reimbursed by Advisor (note 2)	-	(106)	(24,598)
Advisory fees waived (note 2)	-	(28,169)	(37,520)

Net Expenses	4,401,124	117,769	65,004

Net Investment (Loss) Income	(2,662,392)	67,710	(28,976)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized (loss) gain from:
Investments	(178,613)	346,253	415,588
Foreign currency transactions	-	(4,816)	-
Change in unrealized appreciation (depreciation) on:
Investments	30,482,404	(421,046)	58,959
Foreign currency translations	-	138	-

Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies	30,303,791	(79,609)	474,547

Net Increase (Decrease) in Net Assets
Resulting from Operations	$27,641,399	$(11,899)	$445,571

See Notes to Financial Statements

The Brown Capital Management Funds

Statements of Changes in Net Assets
	Small Company Fund		International Equity Fund
	September 30,	March 31,	September 30,	March 31,
For the six month period and fiscal year ended	2010 (a)	2010	2010 (a)	2010

Operations:
Net investment (loss) income	$(2,662,392)	$(3,382,596)	$67,710	$995
Net realized (loss) gain from investment
and foreign currency transactions	(178,613)	1,424,296	341,437	313,069
Change in unrealized appreciation (depreciation) of
investments and foreign currency translations	30,482,404	200,912,490	(420,908)	4,081,298
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,641,399	198,954,190	(11,761)	4,395,362
Distributions to Shareholders: (note 4)
Net investment income	-	-	-	(73,280)
Decrease in Net Assets Resulting from Distributions	-	-	-	(73,280)
Capital Share Transactions: (note 5)
Shares sold	156,056,062	447,303,179	4,559,327	8,815,133
Reinvested dividends and distributions	-	-	-	55,966
Shares repurchased	(148,866,328)	(202,078,592)	(5,370,276)	(7,209,351)
Net Increase (Decrease) from
Capital Share Transactions	7,189,734	245,224,587	(810,949)	1,661,748
Net Increase (Decrease) in Net Assets	34,831,133	444,178,777	(822,710)	5,983,830
Net Assets:
Beginning of Period	756,245,045	312,066,268	12,811,053	6,827,223
End of Period	$791,076,178	$756,245,045	$11,988,343	$12,811,053

Accumulated Net Investment Loss	$(2,662,392)	$-	$(35,898)	$(103,608)

			Mid-Cap Fund
			September 30,	March 31,
For the six month period and fiscal year ended			2010 (a)	2010

Operations:
Net investment loss			$(28,976)	$(39,945)
Net realized gain from investments			415,588	410,774
Change in unrealized appreciation of investments			58,959	3,019,932
Net Increase in Net Assets Resulting from Operations			445,571	3,390,761
Capital Share Transactions: (note 5)
Shares sold			1,768,567	6,586,934
Reinvested dividends and distributions			-	-
Shares repurchased			(1,314,489)	(2,109,728)
Net Increase from Capital Share Transactions			454,078	4,477,206

Net Increase in Net Assets			899,649	7,867,967
Net Assets:
Beginning of Period			10,118,468	2,250,501
End of Period			$11,018,117	$10,118,468

Accumulated Net Investment Loss			$(28,976)	$-
(a) Unaudited.

See Notes to Financial Statements

The Brown Capital Management Funds

Financial Highlights
	Small Company Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2010 (a)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 36.44		$ 23.71	$ 31.63	$ 35.44	$ 34.90	$ 27.04
Income (Loss) from Investment Operations:
Net investment loss	(0.13)		(0.16)	(0.15)	(0.26)	(0.30)	(0.35)
Net realized and unrealized gains (losses)
on securities	1.51		12.89	(7.44)	0.22	4.42	8.21
Total from Investment Operations	1.38		12.73	(7.59)	(0.04)	4.12	7.86
Less Distributions:
Distributions (from capital gains)	-		-	(0.33)	(3.77)	(3.58)	-
Total Distributions	-		-	(0.33)	(3.77)	(3.58)	-
Net Asset Value, End of Period	$ 37.82		$ 36.44	$ 23.71	$ 31.63	$ 35.44	$ 34.90
Total Return (e)	3.79%	(d)	53.69%	(24.00%)	(1.33%)	12.56%	29.07%
Net Assets, End of Period (in thousands)	$791,076		$756,245	$312,066	$297,437	$328,085	$ 396,243
Average Net Assets for the Period (in thousands)	$740,796		$539,424	$317,926	$318,185	$361,229	$ 412,533
Ratio of Gross Expenses to Average Net Assets (c)	1.18%	(b)	1.21%	1.24%	1.22%	1.20%	1.19%
Ratio of Net Expenses to Average Net Assets (c)	1.18%	(b)	1.21%	1.24%	1.22%	1.20%	1.19%
Ratio of Net Investment Loss to Average Net Assets	(0.72%)	(b)	(0.63%)	(0.64%)	(0.77%)	(0.77%)	(0.97%)
Portfolio Turnover Rate	2.96%	(d)	13.01%	8.09%	20.91%	14.08%	9.98%

	International Equity Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2010 (a)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 9.57		$ 5.99	$ 12.33	$ 16.68	$ 14.17	$ 11.82
(Loss) Income from Investment Operations:
Net investment income	0.05		0.01	0.12	0.15	0.03	0.03
Net realized and unrealized (losses) gains
on securities	(0.10)		3.63	(5.75)	(1.43)	2.99	2.32
Total from Investment Operations	(0.05)		3.64	(5.63)	(1.28)	3.02	2.35
Less Distributions:
Dividends (from net investment income)	-		(0.06)	(0.12)	(0.05)	(0.02)	-
Distributions (from capital gains)	-		-	(0.59)	(3.02)	(0.49)	-
Total Distributions	-		(0.06)	(0.71)	(3.07)	(0.51)	-
Net Asset Value, End of Period	$ 9.52		$ 9.57	$ 5.99	$ 12.33	$ 16.68	$ 14.17
Total Return (e)	(0.52%)	(d)	61.09%	(46.39%)	(9.84%)	21.46%	19.88%
Net Assets, End of Period (in thousands)	$ 11,988		$ 12,811	$ 6,827	$ 14,628	$ 17,235	$ 12,906
Average Net Assets for the Period (in thousands)	$ 11,747		$ 10,445	$ 10,248	$ 16,854	$ 15,099	$ 11,234
Ratio of Gross Expenses to Average Net Assets (c)	2.48%	(b)	2.78%	2.85%	2.15%	2.09%	2.23%
Ratio of Net Expenses to Average Net Assets (c)	2.00%	(b)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income to
Average Net Assets	1.15%	(b)	0.01%	1.32%	1.10%	0.20%	0.25%
Portfolio Turnover Rate	14.61%	(d)	43.88%	46.08%	53.61%	30.86%	27.89%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset
values may differ from the net asset values and returns for shareholder transactions.							(Continued)

The Brown Capital Management Funds

Financial Highlights
	Mid-Cap Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2010 (a)		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$ 15.71		$ 9.86	$ 12.95	$ 14.26	$ 15.87	$ 14.18
Income (Loss) from Investment Operations:
Net investment (loss) income	(0.04)		(0.06)	0.36	(0.09)	(0.08)	(0.09)
Net realized and unrealized gains (losses)
on securities	0.65		5.91	(3.05)	(0.25)	0.11	2.64
Total from Investment Operations	0.61		5.85	(2.69)	(0.34)	0.03	2.55
Less Distributions:
Dividends (from net investment income)	-		-	(0.40)	-	-	-
Distributions (from capital gains)	-		-	-	(0.97)	(1.64)	(0.86)
Total Distributions	-		-	(0.40)	(0.97)	(1.64)	(0.86)
Net Asset Value, End of Period	$ 16.32		$ 15.71	$ 9.86	$ 12.95	$ 14.26	$ 15.87
Total Return (e)	3.88%	(d)	59.33%	(20.80%)	(3.13%)	0.29%	18.43%
Net Assets, End of Period (in thousands)	$ 11,018		$ 10,118	$ 2,251	$ 2,675	$ 2,769	$ 2,850
Average Net Assets for the Period (in thousands)	$ 9,978		$ 8,513	$ 2,509	$ 2,913	$ 2,714	$ 2,560
Ratio of Gross Expenses to Average Net Assets (c)	2.54%	(b)	2.79%	4.16%	2.81%	3.20%	3.36%
Ratio of Net Expenses to Average Net Assets (c)	1.30%	(b)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment (Loss) Income to
Average Net Assets	(0.58%)	(b)	(0.47%)	1.19%	(0.65%)	(0.53%)	(0.60%)
Portfolio Turnover Rate	18.57%	(d)	35.26%	51.21%	63.43%	65.13%	80.70%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(d) Not annualized.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively the “Funds” and individually a “Fund”) are series funds.  The Funds are each a series portfolio of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company.  Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The Brown Capital Management Small Company Fund (“Small Company Fund”) commenced operations on July 23, 1992.  The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment.

The Brown Capital Management International Equity Fund (“International Equity Fund”) commenced operations on May 28, 1999.  The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks.  The Fund invests on a worldwide basis in equity securities of companies that are incorporated in foreign countries.

The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) commenced operations on September 30, 2002.  The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered “mid-cap” companies.  The Fund’s investment advisor considers a company to be a “mid-cap” company if it has, at the time of purchase by the Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index.  As of September 30, 2010, the market value of companies in the Russell Midcap® Growth Index varied from approximately $750 million to approximately $16 billion.

Prior to December 31, 2008, the Mid-Cap Fund offered two classes of shares (Institutional Shares and Investor Shares).  On that date, the Investor Shares were converted into the Institutional Shares.  Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Funds’ investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees.  Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Funds have adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

The Funds have adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the six month period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2010:

Small Company Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$762,740,126	$762,740,126	$-	$-
Investment Company	26,342,882	-	26,342,882	-
Total Assets	$789,083,008	$762,740,126	$26,342,882	$-

International Equity Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$11,877,960	$11,877,960	$-	$-
Investment Company	71,390	-	71,390	-
Total Assets	$11,949,350	$11,877,950	$71,390	$-

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

Mid-Cap Fund
Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$10,713,998	$10,713,998	$-	$-
Investment Company	216,446	-	216,446	-
Total Assets	$10,930,444	$10,713,998	$216,446	$-

Derivative Financial Instruments
The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table set forth the effect of the forward currency contracts on the Statement of Assets and Liabilities for the year ending March 31, 2010.

Fund	Derivative Type	Location	Asset Derivatives
International Equity Fund	Forward Currency Contracts	Unrealized depreciation on forward currency contracts	$ (202)

The following table sets forth the effect of the option contracts on the Statement of Operations for the six month period ended September 30, 2010:

Fund	Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Loss on Derivatives	Change in Unrealized Appreciation on Derivatives
International Equity Fund	Forward Currency Contracts	Net realized loss from foreign currency transactions and change in unrealized appreciation on foreign currency translations	$ (4,816)	$ 138

Foreign Currency Translation (International Equity Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

The values of each individual forward currency contract outstanding as of September 30, 2010, are disclosed in the table below.

Contracts to Buy (Sell)		Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)
28,637	CHF	10/01/10	$ 29,342	$ (193)
(21,735)	EUR	10/01/10	(29,499)	(135)
3,261,971	JPY	10/01/10	38,908	168
(905,305)	JPY	10/01/10	(10,796)	(49)
1,512,712	JPY	10/04/10	18,075	46
(1,315,885)	JPY	10/04/10	(15,724)	(39)
			30,306	(202)

Affiliated Companies
An affiliated company is a company that can have direct or indirect common ownership.  The Small Company Fund owns greater than 5% of the affiliated companies listed in the below table.  The below table is for the six month period ended September 30, 2010:

Security	Number of Shares	Net Profit (Loss)	Dividend Income	Current Market Value
Dynamic Materials Corp.	980,161	-	-	14,839,638
IRIS International, Inc.	1,813,642	-	-	17,410,963
Kensey Nash Corp.	618,374	-	-	17,864,825
Measurement Specialties, Inc.	1,151,930	-	-	21,287,666
PROS Holdings, Inc.	1,730,877	-	-	16,062,539
TOTAL	6,294,984	$ -	$ -	$ 87,465,631

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
Each of the Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates and Other Service Providers

Advisor
Each Fund pays a monthly advisory fee to Brown Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the annual rates as shown in Schedule B provided on the following page.  The Advisor has entered into a contractual agreement (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of such Fund’s business, and amounts, if any payable under a Rule 12b-1 distribution plan) to not more than a specified percentage of the average daily net assets of each Fund.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2011.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years for all the Funds, provided that the respective Fund’s total assets exceed $20 million for the Small Company Fund and the International Equity Fund, and $15 million for the Mid-Cap Fund.  Additionally, the respective Fund must reach a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the respective fund to exceed the corresponding annual expense ratio limit as described above.  See Schedule A below for the amount of fees waived that could possibly be recaptured if all the requirements above are met.

Schedule A Fund	2010	2009	2008
Small Company Fund	$ -	$ -	$ -
International Equity Fund	81,745	87,241	23,923
Mid-Cap Fund	126,817	145,106	136,754
The expense limitation percentages, as well as the advisory fees waived and expenses reimbursed for the period ended  September 30, 2010, are included in Schedule B.

Schedule B Fund	Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
	Average Net Assets	Rate
Small Company Fund International Equity Fund	On all assets	1.00%	1.50%	$ -	$ -
	First $100 million	1.00%	2.00%	28,169	106
	Over $100 million	0.75%
Mid-Cap Fund	On all assets	0.75%	1.30%	37,520	24,598

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

Administrator
Each Fund pays a monthly administration fee to The Nottingham Company (“the Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates which are subject to a minimum of $2,000 per month per Fund.  The Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of fees paid to the Administrator is provided in Schedule C.

Schedule C			Custody Fees (1)		Fund Accounting Fees (monthly)	Fund Accounting Fees (on all assets)	Blue Sky Administration Fees (annual)
	Administration Fees (1)
	Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All Funds	First $50 million	0.175%	First $100 million	0.020%	$2,250 (2)	0.01%	$160 per state
	Next $50 million	0.150%	Over $100 million	0.009%	$750 (2)
	Next $50 million	0.125%
	Over $150 million	0.100%
(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.
(2) These fees are based on the number of classes of shares for each Fund.  Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services
The Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of The Nottingham Company, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act.  It receives compensation for this service at an annual rate of $7,750 for each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares.  The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.
Certain Trustees and officers of the Trust are also employees and/or officers of the Advisor, the Administrator, NCS, the Transfer Agent or the Distributor.

3.	Purchases and Sales of Investment Securities

For the six month period ended September 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Obligations	Proceeds from Sales of U.S. Government Obligations
Small Company Fund	$42,980,635	$20,890,659	$ -	$ -
International Equity Fund	2,263,311	1,620,887	-	-
Mid-Cap Fund	2,070,820	1,820,122	-	-

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the tax positions in the open tax years of 2008, 2009, and 2010 and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Funds’ net assets or results of operations.  As of and during the six month period ended September 30, 2010, the Funds do not have a liability for uncertain tax positions.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Funds did not incur any interest or penalties.

Distributions during the fiscal years shown were characterized for tax purposes as follows:
	Ordinary Income			Long-term Capital Gain
Fund	September 30, 2010	March 31, 2010(a)	March 31, 2009(a)	September 30, 2010	March 31, 2010(a)	March 31, 2009(a)
Small Company Fund	$ -	$ -	$ -	$ -	$ -	$4,231,565
International Equity Fund	-	73,280	252,254	-	-	547,312
Mid-Cap Fund	-	-	85,474	-	-	-
(a) audited

	Small Company Fund	International Equity Fund	Mid-Cap Fund
Cost of Investments	$ 578,981,901	$ 10,804,268	$ 8,141,421

Unrealized Appreciation	242,788,685	2,085,919	2,933,571
Unrealized Depreciation	(32,687,578)	(940,837)	(144,548)
Net Unrealized Appreciation	210,101,107	1,145,082	2,789,023

At September 30, 2010, the tax-basis cost of investments for federal income tax purposes were as follows:

5.	Capital Share Transactions

For the period ended	Small Company Fund		International Equity Fund		Mid-Cap Fund
	September 30, 2010	March 31, 2010	September 30, 2010	March 31, 2010	September 30, 2010	March 31, 2010
Capital Share Transactions
Shares sold	4,414,270	13,701,200	511,249	1,069,207	115,243	564,768
Reinvested distributions	-	-	-	7,325	-	-
Shares repurchased	(4,248,051)	(6,110,128)	(590,132)	(877,653)	(84,403)	(148,807)
Net Increase(Decrease) in Capital Shares	166,219	7,591,072	(78,883)	198,879	30,840	415,961
Shares Outstanding, Beginning of Year	20,751,671	13,160,599	1,338,377	1,139,498	644,181	228,220
End of Year	20,917,890	20,751,671	1,259,494	1,338,377	675,021	644,181

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements
(Unaudited)

6.             Commitments and Contingencies

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

7.             Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Brown Capital Management Funds

Additional Information
(Unaudited)

1.   Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-800-773-3863 and (2) on the SEC’s website at http://ww.sec.gov.   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.   Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Additionally, you may obtain copies of the Funds’ form N-Q by calling the Funds at 1-800-773-3863.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.   Approval of Advisory Agreement

The Advisor supervises the investments of The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund pursuant to Investment Advisory Agreements between the Advisor and the Trust.  At the annual meeting of the Trust’s Board of Trustees on September 15, 2010, the Trustees unanimously approved the renewal of the Investment Advisory Agreements upon the terms and for the compensation described therein.  In considering whether to approve the renewal of each of the Investment Advisory Agreements, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreements; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the continuation of the Investment Advisory Agreements, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreements.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s commencement of operations (including research and recommendations with respect to portfolio securities); its procedures for formulating investment decisions and assuring compliance with each Fund’s investment objectives and limitations; and its efforts to promote the Funds and grow the Funds’ assets.  The Trustees noted that certain employees of the Advisor served as officers of the Trust, including as a principal executive officer, without additional compensation.  After reviewing the foregoing information and further information in the materials provided by the Advisor (e.g., descriptions of the Advisor’s business, the experience and education of the Funds’ portfolio managers, and the Advisor’s compliance programs, and a copy of the Advisor’s Form ADV), the Board of Trustees concluded, in light of all the facts and circumstances, that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.
(Continued)

The Brown Capital Management Funds

Additional Information
(Unaudited)

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Bloomberg category averages).  The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective and policies.  The Trustees observed that The Brown Capital Management Small Company Fund and The Brown Capital Management Mid-Cap Fund had generally underperformed their peers during the short-term period, but their long-term performance generally exceeded that of their peers.  The Trustees observed that The Brown Capital Management International Equity Fund had generally performed on par with its peers during the short-term period, but had generally underperformed its peers during the long-term period.  After reviewing the investment performance of the Funds further, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded, in light of all the facts and circumstances, that the investment performance of each Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor from its relationship with the Funds, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; the overall expenses of the Funds in light of the expense limitation arrangements with the Advisor, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and considered the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Funds, including the ability for the Advisor to place small accounts into the Funds.  The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors.  With respect to The Brown Capital Management Small Company Fund, the Trustees determined that the management fee was higher than some of the specifically identified comparable funds and the same as others and higher than the category average, and while the expense ratio was higher than some of the specifically identified comparable funds and lower than others, it was lower than the category average.  With respect to The Brown Capital Management International Equity Fund, the Trustees determined that the management fee was higher than the specifically identified comparable funds and the category average, and the expense ratio was higher than such comparable funds and the category average.  With respect to The Brown Capital Management Mid-Cap Fund, the Trustees determined that the management fee was higher than some of the specifically identified comparable funds and lower than others and very comparable to the category average, and the expense ratio was higher than such comparable funds but lower than the category average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded, in light of all the facts and circumstances, that the fees to be paid to the Advisor by each Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both the management fee and an expense limitation arrangement.  For The Brown Capital Management Small Company Fund, the Trustees considered that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would receive benefits from the Fund’s expense limitation arrangement if the Fund’s assets were to decrease or the Fund’s expenses increased beyond the cap set by the arrangement.  The Trustees noted that the Fund’s shareholders benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor.  For The Brown Capital Management International Equity Fund, the Trustees noted that the Fund utilizes breakpoints in its advisory fee schedule and determined that the Fund’s shareholders would benefit from economies of scale as the Fund grows.  The Trustees also considered that due to its size, the Fund would likely continue to experience benefits from the Fund’s expense limitation arrangements until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the respective arrangement and the Advisor began receiving its full fee.  For The Brown Capital Management Mid-Cap Fund, the Trustees considered that, while the management fee would remain

(Continued)

The Brown Capital Management Funds

Additional Information
(Unaudited)

the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement.  The Trustees noted that, due to its size, the Fund’s shareholders would likely continue to experience benefits from the expense limitation arrangement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the arrangement and the Advisor began receiving its full fee.  Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor.  Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined, in light of all the facts and circumstances, that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor, and that each Fund’s expense limitation arrangement provided potential savings for the benefit of such Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the basis by which evaluations are made of the overall reasonableness of commissions paid; and the basis for selecting and evaluating the broker-dealers used.  The Trustees then considered whether such services and soft dollars provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities and the extent to which any soft dollar payment is allocated for products or services that provide both a research and a non-research function; the extent to which such services benefit other accounts, if any, advised by the Advisor.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and the Advisor’s other accounts; the method for bunching portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Trustees who are not parties to any investment advisory agreement between the Trust and its investment advisers or interested persons of any such party, voting separately, approved the renewal of the Investment Advisory Agreements for the Funds upon the terms and for the compensation described therein.

The Brown Capital Management
Mutual Funds are a series of
The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

Nottingham Shareholder Services, LLC	Brown Capital Management, Inc.
116 South Franklin Street	1201 North Calvert Street
Post Office Drawer 4365	Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803
Toll-Free Telephone:
Toll-Free Telephone:
1-877-892-4BCM, 1-877-892-4226
1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	browncapital.com

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11. CONTROLS AND PROCEDURES.

(a)
The registrant's officers, including the PEOs and PFO, concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures, that such disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the PEOs and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)                 /s/ Angela D. Mincher
Angela D. Mincher
Treasurer, Assistant Secretary, and
Principal Financial Officer

Date: December 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)                 /s/ Douglas S. Folk
Douglas S. Folk
President and Principal Executive Officer,
EARNEST Partners Fixed Income Trust

Date: December 8, 2010

By: (Signature and Title)                 /s/  Keith A. Lee
Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown
Capital Management Small Company Fund, The Brown Capital
Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: December 7, 2010

By: (Signature and Title)                 /s/ Angela D. Mincher
Angela D. Mincher
Treasurer, Assistant Secretary, and Principal Financial Officer,
The Nottingham Investment Trust II

Date: December 1, 2010